UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK — 25.2%
	Shares	Value
AUSTRALIA — 1.0%
a2 Milk *	13,074	$93,248
AGL Energy	5,512	90,052
Flight Centre Travel Group	2,139	108,079
Qantas Airways	16,855	84,150
South32	1,279	3,392
Woolworths Group	4,829	107,954

		486,875

CANADA — 10.8%
Agnico Eagle Mines	2,630	110,186
Allied Properties Real Estate Investment Trust ‡	2,740	89,413
Bank of Montreal	1,300	103,043
Bank of Nova Scotia	1,000	59,261
Barrick Gold	6,570	73,637
BCE	4,092	173,726
Brookfield Property Partners	5,720	116,612
BRP	2,200	102,622
CAE	5,421	112,933
Canadian Apartment Properties ‡	3,070	102,306
Canadian Imperial Bank of Commerce	1,100	100,390
Canadian Utilities, Cl A	4,440	110,757
CCL Industries, Cl B	1,820	92,340
CGI Group, Cl A *	2,140	138,154
Colliers International Group	1,630	133,272
Constellation Software	350	253,727
Dollarama	2,880	104,055
Emera	3,540	114,703
Fairfax Financial Holdings	200	113,003
First Capital Realty	5,660	88,238
Fortis	2,630	86,470
Franco-Nevada	940	68,951
George Weston	810	67,385
Gildan Activewear	3,040	78,311
Great-West Lifeco	3,900	96,387
H&R Real Estate Investment Trust ‡	4,130	64,068
Husky Energy	8,000	136,034

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
CANADA (continued)
Hydro One	4,180	$61,052
Imperial Oil	3,100	106,165
Intact Financial	870	66,371
Kirkland Lake Gold	6,340	138,560
Loblaw	1,740	91,999
Lundin Mining	13,800	76,381
Methanex	400	27,631
Metro, Cl A	2,790	94,069
NFI Group	2,410	92,576
Norbord	2,700	97,136
Nutrien	1,460	79,294
Onex	1,190	89,073
Power Financial	2,400	56,271
Premium Brands Holdings	1,180	92,515
Quebecor, Cl B	8,960	186,728
RioCan Real Estate Investment Trust ‡	3,650	69,641
Rogers Communications, Cl B	4,540	231,458
Royal Bank of Canada	1,200	93,677
Saputo	200	6,668
SmartCentres Real Estate Investment Trust ‡	3,940	91,893
Stars Group *	2,600	89,062
TELUS	2,470	90,286
Toronto-Dominion Bank	1,800	106,781
Waste Connections	920	71,374
West Fraser Timber	1,200	74,536
WSP Global	2,000	113,680

		5,284,861

DENMARK — 0.7%
Carlsberg, Cl B	826	99,573
DSV	771	64,656
GN Store Nord	2,352	112,201
Novo Nordisk, Cl B	2,167	108,188

		384,618

FINLAND — 0.7%
Fortum	4,795	120,438
Orion, Cl B	3,038	104,656

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
FINLAND (continued)
Sampo, Cl A	207	$10,520
UPM-Kymmene	2,990	106,149

		341,763

GERMANY — 0.3%
Deutsche Lufthansa	1,236	34,687
Deutsche Telekom	5,803	96,018
ProSiebenSat.1 Media	170	4,600

		135,305

HONG KONG — 1.6%
CK Hutchinson Holdings	6,000	65,205
CK Infrastructure Holdings	12,000	89,055
CLP Holdings	10,500	119,929
Hang Seng Bank	3,200	87,083
Hong Kong & China Gas	47,190	96,315
MTR	14,000	78,481
PCCW	88,000	51,349
Power Assets Holdings	11,500	81,389
VTech Holdings	2,400	26,847

		695,653

ISRAEL — 0.2%
Check Point Software Technologies *	1,027	115,712

ITALY — 0.1%
Mediaset *	17,904	60,777
UniCredit	884	15,675

		76,452

JAPAN — 7.3%
ANA Holdings	2,600	95,336
Astellas Pharma	7,400	120,283
Canon	2,800	90,575
Central Japan Railway	100	20,789
Daiichi Sankyo	3,200	132,276
East Japan Railway	1,000	93,368
Fast Retailing	200	87,198
Fujitsu	17,000	115,609

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
GungHo Online Entertainment	26,600	$56,619
Hakuhodo DY Holdings	7,000	107,302
Hoya	2,300	137,817
Isetan Mitsukoshi Holdings	8,500	102,397
Japan Airlines	2,700	99,558
Japan Exchange Group	5,600	99,414
Japan Post Bank	8,700	104,339
Japan Post Holdings	6,500	71,618
Japan Post Insurance	100	2,122
Kakaku.com	6,100	128,312
KDDI	3,700	103,010
Kirin Holdings	2,200	56,212
Konami Holdings	200	9,390
Marubeni	13,600	103,482
McDonald’s Holdings Japan	2,100	100,291
Medipal Holdings	4,500	91,236
Mixi	2,000	52,533
Nippon Express	1,600	104,458
Nippon Telegraph & Telephone	2,200	101,682
NTT DOCOMO	4,500	115,624
Ryohin Keikaku	300	96,186
Sega Sammy Holdings	7,900	125,761
Seven & i Holdings	2,500	101,842
SG Holdings	4,700	102,772
Shimamura	800	74,838
Square Enix Holdings	2,200	103,886
Subaru	3,500	101,856
Sugi Holdings	1,300	69,642
Suzuki Motor	300	17,576
Taisei	1,800	99,969
Unicharm	3,900	118,484
Yamazaki Baking	3,000	74,453

		3,590,115

NETHERLANDS — 0.2%
ArcelorMittal	3,421	110,069

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
NEW ZEALAND — 0.2%
Spark New Zealand	39,926	$105,316

NORWAY — 0.4%
Equinor	4,425	117,506

Telenor	4,597	89,892

		207,398

PORTUGAL — 0.0%
Galp Energia SGPS	609	12,526

SINGAPORE — 0.1%
Singapore Airlines	3,800	27,523

SPAIN — 0.6%
Endesa	2,891	66,868
Iberdrola	8,322	64,713
Industria de Diseno Textil	83	2,722
International Consolidated Airlines Group	7,875	73,388
Mediaset Espana Comunicacion	9,379	73,876

		281,567

SWEDEN — 0.4%
Axfood	2,608	52,840
Swedish Match	927	50,689
Telia	21,769	104,724

		208,253

SWITZERLAND — 0.4%
Nestle	1,440	117,364
Swisscom *	170	79,888

		197,252

UNITED KINGDOM — 0.2%
Centrica	55,219	107,810
RELX	819	17,818

		125,628

Total Foreign Common Stock (Cost $11,794,587)		12,386,886

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK — 18.8%
	Shares	Value
UNITED STATES — 18.8%
CONSUMER DISCRETIONARY — 4.5%
American Eagle Outfitters	4,409	$111,019
Best Buy	1,077	80,807
Burlington Stores *	689	105,286
Canada Goose Holdings *	547	31,414
Carter’s	521	54,617
Deckers Outdoor *	944	106,512
Domino’s Pizza	405	106,377
Foot Locker	1,503	73,361
H&R Block	4,486	112,868
Home Depot	565	111,599
Interpublic Group of Companies	4,343	97,935
John Wiley & Sons, Cl A	612	38,648
Live Nation Entertainment *	2,322	114,428
Omnicom Group	1,323	91,062
Ralph Lauren, Cl A	887	119,727
Ross Stores	1,258	109,987
Sirius XM Holdings	14,429	101,292
Thor Industries	451	42,777
TJX	1,109	107,861
Visteon *	769	90,035
Walt Disney	820	93,119
Williams-Sonoma	1,976	115,576
World Wrestling Entertainment, Cl A	2,084	164,865

		2,181,172

CONSUMER STAPLES — 1.0%
Boston Beer, Cl A *	339	93,208
Flowers Foods	5,142	104,897
Herbalife Nutrition *	1,792	92,521
Ingredion	271	27,453
National Beverage *	945	99,707
Nu Skin Enterprises, Cl A	385	28,047
Procter & Gamble	323	26,124

		471,957

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — 0.5%
Exxon Mobil	998	$81,347
Phillips 66	1,038	128,027
Valero Energy	300	35,505

		244,879

FINANCIALS — 1.5%
Annaly Capital Management ‡	8,860	94,979
CNA Financial	2,117	99,033
Evercore, Cl A	1,147	129,611
Green Dot, Cl A *	1,661	131,751
Lazard, Cl A (A)	2,125	115,388
Moelis, Cl A	1,128	71,741
Starwood Property Trust ‡	5,010	114,428

		756,931

HEALTH CARE — 3.9%
Align Technology *	291	103,785
Biogen *	277	92,620
Charles River Laboratories International *	983	122,187
Chemed	300	94,809
Cigna	518	92,940
Encompass Health	1,953	147,705
HCA Healthcare	972	120,752
Humana	348	109,335
Illumina *	221	71,684
Masimo *	884	87,887
Mettler-Toledo International *	186	110,207
Molina Healthcare *	1,124	116,997
PRA Health Sciences *	700	73,598
Premier, Cl A *	198	7,405
Taro Pharmaceutical Industries *	1,017	114,168
Varian Medical Systems *	78	9,005
Veeva Systems, Cl A *	1,461	110,495
Waters *	544	107,315
WellCare Health Plans *	499	133,443
Zoetis, Cl A	1,227	106,111

		1,932,448

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 2.7%
ASGN *	1,179	$106,464
Curtiss-Wright	586	77,955
Dun & Bradstreet	800	100,712
EMCOR Group	1,392	107,114
Expeditors International of Washington	1,152	87,748
HD Supply Holdings *	2,660	116,987
Insperity	979	93,103
Landstar System	927	103,036
MSC Industrial Direct, Cl A	1,267	107,226
Robert Half International	2,201	166,748
Textron	1,541	105,204
WW Grainger	461	159,764

		1,332,061

INFORMATION TECHNOLOGY — 3.0%
Arista Networks *	396	101,269
Aspen Technology *	1,221	116,960
Atlassian, Cl A *	557	40,332
CACI International, Cl A *	388	67,978
Cadence Design Systems *	2,327	102,597
Dropbox, Cl A *	2,807	75,143
F5 Networks *	599	102,657
Fortinet *	2,245	141,233
Intuit	636	129,897
Manhattan Associates *	2,147	103,314
NetApp	1,316	102,016
Red Hat *	911	128,660
Stamps.com *	408	106,488
Ubiquiti Networks *	492	40,629
Vishay Intertechnology	4,687	117,175

		1,476,348

MATERIALS — 0.4%
Louisiana-Pacific	3,649	98,231
Reliance Steel & Aluminum	1,165	105,083

		203,314

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 0.2%
Vonage Holdings *	6,432	$82,394

UTILITIES — 1.1%
Ameren	49	3,041
CenterPoint Energy	3,705	105,518
Consolidated Edison	904	71,353
DTE Energy	994	107,889
MDU Resources Group	3,985	115,565
National Fuel Gas	143	7,679
OGE Energy	113	4,095
Public Service Enterprise Group	1,933	99,665
UGI	77	4,092

		518,897

Total Common Stock (Cost $7,970,646)		9,200,401

SHORT-TERM INVESTMENT — 52.3%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 1.840% (B) (Cost $25,654,700)	25,654,700	25,654,700

TOTAL INVESTMENTS IN SECURITIES — 96.3% (Cost $45,419,933)		$47,241,987

SECURITIES SOLD SHORT
COMMON STOCK SOLD SHORT — (15.2)%

	Shares	Value
UNITED STATES — (15.2)%
CONSUMER DISCRETIONARY — (4.0)%
Adient	(850)	(40,486)
Amazon.com *	(42)	(74,652)
Camping World Holdings, Cl A	(1,799)	(39,884)
Carvana, Cl A *	(2,662)	(114,466)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK SOLD SHORT — continued
	Shares	Value
CONSUMER DISCRETIONARY (continued)
Charter Communications, Cl A *	(375)	$(114,217)
DISH Network, Cl A *	(3,058)	(96,510)
GCI Liberty *	(2,310)	(111,134)
International Game Technology	(4,340)	(109,715)
Liberty Broadband, Cl C *	(1,421)	(112,927)
LKQ *	(3,195)	(107,096)
Mattel	(7,324)	(116,232)
Mohawk Industries *	(475)	(89,471)
Netflix *	(408)	(137,680)
Newell Brands	(4,009)	(104,996)
Roku, Cl A *	(2,073)	(94,156)
Scientific Games *	(1,833)	(88,076)
Tesla *	(336)	(100,175)
Wayfair, Cl A *	(1,209)	(131,563)
Whirlpool	(802)	(105,142)
Wynn Resorts	(631)	(105,238)

		(1,993,816)

CONSUMER STAPLES — (0.2)%
Coty, Cl A	(7,098)	(95,184)
Walmart	(26)	(2,320)

		(97,504)

ENERGY — (1.4)%
Baker Hughes a GE	(3,221)	(111,382)
Cheniere Energy *	(2,164)	(137,414)
Parsley Energy, Cl A *	(2,325)	(73,075)
Patterson-UTI Energy	(6,374)	(109,633)
Schlumberger	(298)	(20,121)
Targa Resources	(2,110)	(107,758)
Weatherford International *	(30,638)	(103,863)

		(663,246)

FINANCIALS — (0.8)%
BGC Partners, Cl A	(9,126)	(98,013)
Sterling Bancorp	(4,489)	(99,656)
Virtu Financial, Cl A	(3,831)	(77,195)
Wells Fargo	(1,770)	(101,403)

		(376,267)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK SOLD SHORT — continued
	Shares	Value
HEALTH CARE — (2.7)%
Amgen	(667)	$(131,099)
Celgene *	(187)	(16,847)
Cooper	(314)	(81,797)
DENTSPLY SIRONA	(2,361)	(113,588)
Hologic *	(1,485)	(63,721)
Immunomedics *	(4,139)	(99,046)
Insulet *	(1,293)	(107,526)
IQVIA Holdings *	(1,078)	(131,451)
Johnson & Johnson	(756)	(100,185)
Novocure *	(2,844)	(96,696)
Penumbra *	(1,048)	(149,078)
Teladoc *	(1,998)	(119,580)
Zimmer Biomet Holdings	(878)	(110,207)

		(1,320,821)

INDUSTRIALS — (1.4)%
Brink’s	(1,312)	(104,763)
Deere	(720)	(104,249)
Flowserve	(2,298)	(101,870)
General Electric	(7,730)	(105,360)
John Bean Technologies	(138)	(15,263)
Johnson Controls International	(3,025)	(113,468)
Middleby *	(1,029)	(105,452)
Wabtec	(1,042)	(114,953)

		(765,378)

INFORMATION TECHNOLOGY — (4.2)%
2U *	(1,464)	(110,766)
Alphabet, Cl A *	(81)	(99,405)
ANGI Homeservices *	(7,726)	(121,375)
Apple	(699)	(133,013)
Flex *	(6,606)	(92,220)
Intel	(2,260)	(108,706)
InterXion Holding *	(1,679)	(108,934)
MACOM Technology Solutions Holdings *	(1,407)	(29,308)
Nuance Communications *	(6,878)	(101,588)
Nutanix, Cl A *	(1,400)	(68,446)
Oracle	(2,050)	(97,744)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

COMMON STOCK SOLD SHORT — continued
	Shares	Value
INFORMATION TECHNOLOGY (continued)
PayPal Holdings *	(1,351)	$(110,971)
Sea ADR *	(9,132)	(128,761)
Snap, Cl A *	(7,802)	(97,525)
Spotify Technology *	(595)	(108,784)
Square, Cl A *	(2,149)	(138,933)
Switch, Cl A	(8,205)	(106,829)
Universal Display	(881)	(84,840)
Zillow Group, Cl C *	(2,291)	(127,609)

		(1,975,757)

MATERIALS — (0.5)%
DowDuPont	(1,547)	(106,387)
Valvoline	(4,754)	(107,393)
Vulcan Materials	(309)	(34,608)

		(248,388)

Total Common Stock (Proceeds $6,854,048)		(7,441,177)

FOREIGN COMMON STOCK SOLD SHORT— (14.9)%
AUSTRALIA — (0.9)%
Australia & New Zealand Banking Group	(119)	(2,590)
BHP Billiton	(4,158)	(107,689)
Commonwealth Bank of Australia	(1,839)	(102,184)
CSL	(839)	(122,553)
Seven Group Holdings	(175)	(2,494)
Westpac Banking	(1,045)	(22,872)
WorleyParsons	(8,265)	(112,862)

		(473,244)

BELGIUM — (0.2)%
Anheuser-Busch InBev	(389)	(39,388)
Anheuser-Busch InBev ADR	(670)	(68,152)

		(107,540)

BERMUDA — (0.2)%
Golar LNG	(3,187)	(82,894)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK SOLD SHORT — continued
	Shares	Value
CANADA — (3.6)%
ARC Resources	(7,720)	$(91,689)
Bombardier, Cl B *	(40,400)	(152,177)
Canadian Western Bank	(3,580)	(100,422)
Canopy Growth *	(2,470)	(65,165)
Detour Gold *	(8,500)	(83,768)
Enerplus	(5,330)	(69,532)
First Quantum Minerals	(7,300)	(113,862)
Freehold Royalties	(10,280)	(97,043)
Inter Pipeline	(5,380)	(102,567)
MEG Energy *	(6,900)	(44,980)
Methanex	(1,160)	(80,130)
Paramount Resources, Cl A *	(5,230)	(58,699)
Parex Resources *	(4,770)	(84,190)
Peyto Exploration & Development	(8,520)	(70,211)
Seven Generations Energy *	(7,320)	(83,619)
Shopify *	(1,000)	(139,309)
Thomson Reuters	(600)	(24,898)
Tourmaline Oil	(4,700)	(92,855)
TransCanada	(1,700)	(76,463)
Vermilion Energy	(2,180)	(75,044)

		(1,706,623)

DENMARK — (0.6)%
Ambu, Cl B	(3,990)	(156,906)
AP Moller - Maersk, Cl B	(86)	(123,645)

		(280,551)

FINLAND — (0.2)%
Wartsila Abp	(4,669)	(100,949)

FRANCE — (0.6)%
Bollore	(65)	(303)
Elis	(4,514)	(103,774)
Iliad	(565)	(89,522)
SEB	(525)	(99,821)

		(293,420)

GERMANY — (0.7)%
Daimler	(1,229)	(85,006)
Deutsche Bank	(9,552)	(124,965)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK SOLD SHORT — continued
	Shares	Value
GERMANY (continued)
Fresenius & KGaA	(103)	$(7,952)
United Internet	(1,803)	(96,983)

		(314,906)

HONG KONG — (0.1)%
Minth Group	(8,000)	(30,169)

ITALY — (0.3)%
Banco BPM *	(14,555)	(46,294)
Snam	(15,708)	(67,503)
Unione di Banche Italiane	(6,759)	(27,995)

		(141,792)

JAPAN — (4.3)%
Daifuku	(2,300)	(100,483)
FANUC	(500)	(98,019)
Fukuoka Financial Group	(19,000)	(103,823)
GMO Payment Gateway	(900)	(101,257)
Kansai Paint	(1,300)	(29,833)
Keikyu	(6,800)	(111,230)
Komatsu	(3,700)	(108,437)
LINE *	(2,400)	(104,744)
M3	(2,600)	(98,708)
Marui Group	(200)	(3,964)
Murata Manufacturing	(600)	(104,637)
Nidec	(600)	(86,822)
Nintendo	(300)	(98,627)
PeptiDream *	(2,700)	(104,919)
Renesas Electronics *	(11,400)	(101,546)
SMC	(300)	(100,559)
SoftBank Group	(1,400)	(115,941)
SUMCO	(4,200)	(89,510)
Sumitomo Metal Mining	(2,200)	(78,997)
TDK	(1,000)	(106,694)
Toyota Industries	(1,900)	(106,882)
Toyota Motor	(1,600)	(104,530)
Universal Entertainment *	(1,800)	(58,758)
Yaskawa Electric	(2,200)	(72,209)

		(2,191,129)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK SOLD SHORT — continued
	Shares	Value
LUXEMBOURG — (0.2)%
Tenaris	(2,886)	$(52,747)
Tenaris ADR	(1,690)	(62,091)

		(114,838)

NETHERLANDS — (0.4)%
ASML Holding	(139)	(29,826)
OCI *	(4,129)	(124,858)

		(154,684)

NEW ZEALAND — (0.2)%
Fletcher Building	(23,454)	(112,383)

NORWAY — (0.4)%
Schibsted, Cl A	(2,548)	(88,092)
Yara International	(2,528)	(111,544)

		(199,636)

SINGAPORE — 0.0%
DBS Group Holdings	(400)	(7,860)

SPAIN — (0.2)%
Banco Santander	(1,150)	(6,481)
Bankia	(27,068)	(106,698)

		(113,179)

SWEDEN — (0.6)%
Husqvarna, Cl B	(10,815)	(85,581)
Investment Latour, Cl B	(9,181)	(102,220)
Nordea Bank	(10,303)	(109,581)
Swedbank	(309)	(7,316)

		(304,698)

SWITZERLAND — (0.4)%
Credit Suisse Group	(3,242)	(52,290)
Novartis	(1,271)	(106,850)
UBS Group	(1,406)	(23,167)

		(182,307)

UNITED KINGDOM — (0.8)%
Capita	(38,823)	(82,550)
CNH Industrial	(7,684)	(90,167)
Ocado Group *	(4,591)	(66,646)
Rio Tinto	(1,690)	(101,953)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

FOREIGN COMMON STOCK SOLD SHORT — continued
	Shares	Value
UNITED KINGDOM (continued)
Weir Group	(1,887)	$(48,260)

		(389,576)

Total Foreign Common Stock (Proceeds $6,941,951)		(7,302,378)

TOTAL SECURITIES SOLD SHORT — (30.1)% (Proceeds $13,795,999)		(14,743,555)

PURCHASED OPTIONS — 0.0%(C)

Total Purchased Options — 0.0% (Cost $14,492)		$2,000

WRITTEN OPTIONS — (0.2)%(C)

Total Written Options — 0.2% (Proceeds $154,992)		$(89,550)

A list of the open option contracts held by the Fund at July 31, 2018 is as follows:
	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS - 0.00%
Call Options
September 2018 Japanese Yen Future Option	12	$1,345,500	$93.00	09/22/2018	$1,500
September 2018 Japanese Yen Future Option	5	560,625	93.50	09/22/2018	500

TOTAL PURCHASED OPTIONS (Cost $14,492)					$2,000

WRITTEN OPTIONS - (0.18)%
Put Options
September 2018 Japanese Yen Future Option	(17)	(1,906,125)	90.00	09/22/2018	$(19,550)
August 2018 U.S. Bond Future Option	(20)	(2,859,375)	143.00	08/18/2018	(19,063)
August 2018 U.S. Bond Future Option	(16)	(2,287,500)	144.00	08/18/2018	(24,500)
Call Options
August 2018 U.S. Bond Future Option	(20)	(2,859,375)	143.00	08/18/2018	(18,437)
August 2018 U.S. Bond Future Option	(16)	(2,287,500)	144.00	08/18/2018	(8,000)

TOTAL WRITTEN OPTIONS (Premiums Received $154,992)					$(89,550)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

Percentages are based on Net Assets of $49,065,731.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At July 31, 2018, such securities amounted to 115,388, 0r 0.2% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.
(C)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD —Australian Dollar

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBOT —Chicago Board of Trade

Cl — Class

DAX — Deutscher Aktien Index

DJIA —Dow Jones Industrial Average

EURIBOR — Euro Interbank Offered Rate Euro

STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY— New York

OAT —Obligations assimilables du Trésor

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGPS — Sociedade Gestora de Participações Sociais

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSX —Toronto Stock Exchange

TOPIX — Tokyo Stock Exchange Tokyo Price Index

USD —United States Dollar

The open futures contracts held by the Fund at July 31, 2018, are as follows:
Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	(157)	Dec-2020	$(45,762,070)	$(45,772,849)	$32,058
90-Day Bank Bill	(1)	Dec-2019	(187,097)	(187,108)	(11)
90-Day Bank Bill	3	Jun-2020	555,388	561,037	(781)
90-Day Bank Bill	2	Mar-2020	370,188	374,102	(588)
90-Day Bank Bill	(1)	Sep-2019	(186,947)	(187,205)	65
90-Day Euro$	(3)	Dec-2019	(727,419)	(727,050)	369
90-Day Euro$	(3)	Mar-2020	(727,294)	(726,975)	319
90-Day Euro$	1	Mar-2020	162,425	162,001	(132)
90-Day Euro$	1	Dec-2019	163,042	162,083	(100)
90-Day Euro$	14	Mar-2019	2,538,305	2,547,530	203
90-Day Euro$	18	Jun-2019	3,143,294	3,141,787	332
90-Day Euro$	(5)	Sep-2019	(1,212,828)	(1,212,313)	515
90-Day Euro$	1	Sep-2019	162,048	162,181	(132)
90-Day Euro$	18	Sep-2019	3,261,705	3,272,387	255
90-Day Euro$	14	Dec-2019	2,531,674	2,543,630	(540)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	4	Jun-2020	$652,651	$647,674	$(548)
90-Day Euro$	(3)	Jun-2020	(727,144)	(726,975)	169
Amsterdam Index	7	Aug-2018	916,493	934,938	16,767
AUD USD Currency	(63)	Sep-2018	(4,677,337)	(4,686,570)	(9,233)
AUD USD Currency	(46)	Sep-2018	(3,429,459)	(3,421,940)	7,519
Australian 10-Year Bond	20	Sep-2018	1,917,485	1,919,908	(2,781)
Australian 3-Year Bond	32	Sep-2018	2,636,689	2,644,915	(2,983)
British Pound	(27)	Sep-2018	(2,237,494)	(2,219,063)	18,432
CAC40 10 Euro Index	13	Aug-2018	828,131	837,601	8,516
CAD Currency	(44)	Sep-2018	(3,324,959)	(3,387,780)	(62,821)
Canadian 10-Year Bond	6	Sep-2018	623,437	621,609	(6,432)
CBOE Volatility Index	(17)	Sep-2018	(255,874)	(255,425)	449
CBOT Mini DJIA	2	Sep-2018	252,374	253,950	1,576
DAX Index	3	Sep-2018	1,116,314	1,123,842	9,237
Euro	(25)	Sep-2018	(3,675,038)	(3,667,969)	7,069
Euro	20	Sep-2018	2,930,470	2,934,375	3,905
Euro Stoxx 50	85	Sep-2018	3,474,595	3,503,648	21,120
EURO STOXX 50 Volatility	(42)	Sep-2018	(71,810)	(72,686)	(666)
Euro-BOBL	42	Sep-2018	6,442,162	6,463,692	(17,340)
Euro-BTP	3	Sep-2018	444,459	446,573	(603)
Euro-Bund	23	Sep-2018	4,337,632	4,345,682	(11,621)
Euro-Buxl 30 Year Bond	1	Sep-2018	205,675	205,337	(938)
Euro-OAT	(30)	Sep-2018	(5,394,955)	(5,392,900)	5,970
Euro-OAT	8	Sep-2018	1,434,800	1,438,107	(2,371)
FTSE 100 Index	7	Sep-2018	706,711	707,736	9,704
FTSE MIB Index	1	Sep-2018	125,568	129,715	3,265
Hang Seng China Enterprises Index	(7)	Aug-2018	(491,560)	(490,728)	778
Hang Seng Index	(2)	Aug-2018	(365,872)	(362,209)	3,622
Japanese 10-Year Bond	10	Sep-2018	13,582,461	13,476,725	(18,698)
Japanese Yen	75	Sep-2018	8,426,008	8,409,375	(16,633)
Japanese Yen	(22)	Sep-2018	(2,490,620)	(2,466,750)	23,870
Long Gilt 10-Year Bond	29	Sep-2018	4,700,842	4,669,659	(18,473)
Mexican Peso	2	Sep-2018	53,405	53,210	(195)
MSCI Singapore Index	(15)	Aug-2018	(407,125)	(406,472)	1,291
MSCI Taiwan Index	4	Aug-2018	162,798	163,120	322
NASDAQ 100 Index E-MINI	3	Sep-2018	439,736	434,685	(5,051)
New Zealand Dollar	(40)	Sep-2018	(2,760,100)	(2,728,000)	32,100
Nikkei 225 Index	2	Sep-2018	398,070	402,450	3,872
Nikkei 225 Index	4	Sep-2018	448,938	452,800	3,862
OMX Stockholm 30	37	Aug-2018	661,084	680,736	16,989
Russell 2000 Index E-MINI	4	Sep-2018	331,253	334,480	3,227
S&P 500 Index E-MINI	(2)	Sep-2018	(282,321)	(281,710)	611
S&P Mid Cap 400 Index E-MINI	2	Sep-2018	396,224	397,200	976
S&P TSX 60 Index	9	Sep-2018	1,318,784	1,354,791	20,255
SGX Nifty 50	15	Aug-2018	335,304	341,310	6,006
SPI 200 Index	9	Sep-2018	1,021,583	1,039,421	13,275
Swiss Franc	(38)	Sep-2018	(4,858,381)	(4,816,500)	41,881
TOPIX Index	26	Sep-2018	4,098,456	4,064,571	(11,408)
TOPIX Index	1	Sep-2018	156,306	156,330	589
U.S. 10-Year Treasury Note	(19)	Sep-2018	(2,268,987)	(2,269,016)	(28)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2018 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	(14)	Oct-2018	$(2,962,979)	$(2,959,250)	$3,729
U.S. 5-Year Treasury Note	(24)	Oct-2018	(2,714,961)	(2,715,000)	(39)
U.S. Long Treasury Bond	17	Sep-2018	2,430,775	2,430,469	(306)
U.S. Ultra Long Treasury Bond	(1)	Sep-2018	(156,405)	(156,906)	(502)

			$(11,461,294)	$(11,349,977)	$133,115

The following table summarizes the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$12,386,886	$—	$—	$12,386,886
Common Stock	9,200,401	—	—	9,200,401
Short-Term Investment	25,654,700	—	—	25,654,700

Total Investments in Securities	$47,241,987	$—	$—	$47,241,987

Liabilities
Common Stock	$(7,441,177)	$—	$—	$(7,441,177)
Foreign Common Stock	(7,302,378)	—	—	(7,302,378)

Total Securities Sold Short	$(14,743,555)	$—	$—	$(14,743,555)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,000	$—	$—	$2,000
Written Options	(89,550)	—	—	(89,550)
Futures Contracts*
Appreciation	325,069	—	—	325,069
Depreciation	(191,954)	—	—	(191,954)

Total Securities Sold Short	$45,565 $	$—	$—	$45,565

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

As of July 31, 2018, the Fund did not hold any level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

RLL-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018